Iloperidone Sublicense to Novartis Pharma AG	12 Months Ended
Dec. 31, 2013
Iloperidone Sublicense to Novartis Pharma AG [Abstract]
Iloperidone Sublicense to Novartis Pharma AG [Text Block]
5. Iloperidone Sublicense to Novartis Pharma AG

We are party to an agreement with Novartis, which, as amended, grants Novartis a worldwide sublicense to iloperidone (Fanapt®) in exchange for tiered royalties on net sales ranging from 8% to 10% and assumption of responsibility for all clinical development, registration, manufacturing and marketing of the product. Novartis currently has the right to commercialize Fanapt in the United States and Canada. Pursuant to agreements entered into during 2011,we sold substantially all of our remaining future royalties on the sales of Fanapt® to Deerfield, and accordingly the future royalty payments owed to us by Novartis will continue to be transmitted to Deerfield upon receipt from Novartis per the terms of the agreement with Deerfield. See Note 8, “Royalty Liability” for further discussion of our royalty liabilities.